SCB Classand Advisor Class [Member] Annual Fund Operating Expenses - Institutional [Member] - International Strategic Equities Portfolio	Sep. 30, 2025
SCB Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.00%	[1]
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.93%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%	[1]
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.70%

[1]	Amount is less than 0.01%.